DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

August 31, 2020 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 96.8%
Argentina - 2.1%
Argentine Republic Government International Bond
7.50%, 4/22/26*	$700,000	$321,790
Series NY, 8.28%, 12/31/33*	280,408	148,345

(Cost $354,149)		470,135

Bahrain - 2.0%
Bahrain Government International Bond
7.375%, 5/14/30, 144A	200,000	233,932
6.00%, 9/19/44, REGS	200,000	199,272

(Cost $402,386)		433,204

Belize - 0.2%
Belize Government International Bond
4.938%, 2/20/34, REGS
(Cost $44,682)	102,469	45,727

Bolivia - 0.5%
Bolivian Government International Bond
5.95%, 8/22/23, REGS
(Cost $97,246)	100,000	98,616

Brazil - 3.6%
Brazilian Government International Bond
4.625%, 1/13/28	200,000	221,337
4.50%, 5/30/29	200,000	217,613
8.25%, 1/20/34	100,000	138,719
7.125%, 1/20/37	55,000	70,856
5.625%, 1/7/41	125,000	141,314

(Cost $726,301)		789,839

Chile - 2.1%
Chile Government International Bond
3.24%, 2/6/28	200,000	223,469
3.86%, 6/21/47	200,000	247,394

(Cost $435,634)		470,863

Colombia - 3.7%
Colombia Government International Bond
3.875%, 4/25/27	200,000	218,514
6.125%, 1/18/41	150,000	197,776
5.625%, 2/26/44	75,000	95,588
5.00%, 6/15/45	250,000	300,313

(Cost $733,066)		812,191

Costa Rica - 0.8%
Costa Rica Government International Bond
7.158%, 3/12/45, REGS
(Cost $156,139)	200,000	185,200

Croatia - 1.0%
Croatia Government International Bond
5.50%, 4/4/23, 144A
(Cost $211,851)	200,000	222,719

Dominican Republic - 2.9%
Dominican Republic International Bond
6.875%, 1/29/26, REGS	200,000	222,412
6.00%, 7/19/28, REGS	100,000	108,056
7.45%, 4/30/44, REGS	275,000	313,638

(Cost $587,466)		644,106

Ecuador - 2.1%
Ecuador Government International Bond
Series S27O, 0.50%, 7/31/40	200,000	104,250
Series S26, 0.50%, 7/31/40*	200,000	104,250
Series S28, 0.50%, 7/31/40*	200,000	102,252
Series A27O, 0.50%, 7/31/40, 144A*	275,000	143,344

(Cost $521,638)		454,096

Egypt - 1.9%
Egypt Government International Bond
7.600%, 3/1/29, 144A	200,000	210,904
7.600%, 3/1/29, REGS	200,000	210,904

(Cost $403,015)		421,808

El Salvador - 1.1%
El Salvador Government International Bond
7.65%, 6/15/35, 144A	110,000	104,390
7.65%, 6/15/35, REGS	135,000	128,115

(Cost $220,368)		232,505

Ghana - 2.0%
Ghana Government International Bond
8.125%, 1/18/26, REGS	200,000	205,433
8.125%, 3/26/32, REGS	250,000	238,538

(Cost $409,889)		443,971

Guatemala - 1.0%
Guatemala Government Bond
4.90%, 6/1/30, REGS
(Cost $209,756)	200,000	226,112

Hungary - 2.0%
Hungary Government International Bond
5.375%, 2/21/23	100,000	110,644
5.75%, 11/22/23	96,000	110,441
5.375%, 3/25/24	26,000	29,985
7.625%, 3/29/41	100,000	178,775

(Cost $398,774)		429,845

Indonesia - 4.0%
Indonesia Government International Bond
5.875%, 1/15/24, REGS	100,000	115,374
4.10%, 4/24/28	200,000	228,615
3.85%, 10/15/30	250,000	287,019
5.25%, 1/17/42, REGS	200,000	259,747

(Cost $847,297)		890,755

Ivory Coast - 0.7%
Ivory Coast Government International Bond
5.75%, 12/31/32, REGS
(Cost $164,028)	166,000	163,133

Jamaica - 1.2%
Jamaica Government International Bond
7.875%, 7/28/45
(Cost $215,731)	200,000	263,900

Jordan - 0.9%
Jordan Government International Bond
5.75%, 1/31/27, REGS
(Cost $207,079)	200,000	206,632

Kazakhstan - 1.4%
Kazakhstan Government International Bond
6.50%, 7/21/45, REGS
(Cost $297,984)	200,000	319,340

Kenya - 0.9%
Kenya Government International Bond
6.875%, 6/24/24, REGS
(Cost $192,505)	200,000	206,678

Kuwait - 1.0%
Kuwait International Government Bond
3.50%, 3/20/27, REGS
(Cost $219,365)	200,000	226,750

Lebanon - 0.0%
Lebanon Government International Bond
6.85%, 5/25/29*
(Cost $22,500)	25,000	4,170

Lithuania - 1.0%
Lithuania Government International Bond
6.625%, 2/1/22, REGS
(Cost $216,991)	200,000	216,829

Malaysia - 1.2%
Malaysia Sovereign Sukuk Bhd
3.043%, 4/22/25, 144A
(Cost $265,625)	250,000	271,210

Mexico - 2.3%
Mexico Government International Bond
MTN, 8.30%, 8/15/31	50,000	73,125
Series A, MTN, 6.75%, 9/27/34	10,000	13,686
6.05%, 1/11/40	26,000	33,591
MTN, 4.75%, 3/8/44	90,000	101,321
5.55%, 1/21/45	25,000	31,094
4.60%, 1/23/46	100,000	111,196
4.60%, 2/10/48	75,000	82,841
4.50%, 1/31/50	50,000	54,900
GMTN, 5.75%, 10/12/10	10,000	12,208

(Cost $475,646)		513,962

Mongolia - 0.9%
Mongolia Government International Bond
5.125%, 12/5/22, REGS
(Cost $180,773)	200,000	205,000

Oman - 3.5%
Oman Government International Bond
3.625%, 6/15/21, REGS	200,000	199,570
4.75%, 6/15/26, REGS	200,000	190,374
5.625%, 1/17/28, REGS	200,000	195,904
6.75%, 1/17/48, REGS	200,000	180,900

(Cost $700,510)		766,748

Pakistan - 1.0%
Pakistan Government International Bond
6.875%, 12/5/27, REGS
(Cost $180,579)	200,000	209,000

Panama - 5.3%
Panama Bonos del Tesoro
Series A, 5.625%, 7/25/22	70,000	75,338
Panama Government International Bond
4.00%, 9/22/24	200,000	220,502
3.75%, 3/16/25	100,000	110,365
3.875%, 3/17/28	150,000	170,978
6.70%, 1/26/36	175,000	258,439
4.50%, 4/1/56	250,000	325,878

(Cost $1,077,928)		1,161,500

Paraguay - 1.0%
Paraguay Government International Bond
5.00%, 4/15/26, REGS
(Cost $215,258)	200,000	231,000

Peru - 3.0%
Peruvian Government International Bond
4.125%, 8/25/27	275,000	321,354
2.783%, 1/23/31	100,000	109,150
6.55%, 3/14/37	40,000	62,332
5.625%, 11/18/50	100,000	165,829

(Cost $616,876)		658,665

Philippines - 3.7%
Philippine Government International Bond
3.00%, 2/1/28	100,000	109,203
9.50%, 2/2/30	200,000	329,450
6.375%, 10/23/34	100,000	146,485
3.70%, 2/2/42	200,000	232,694

(Cost $793,529)		817,832

Poland - 2.2%
Republic of Poland Government International Bond
3.00%, 3/17/23	250,000	265,981
3.25%, 4/6/26	200,000	226,365

(Cost $476,903)		492,346

Qatar - 5.3%
Qatar Government International Bond
4.50%, 4/23/28, REGS	200,000	240,390
4.00%, 3/14/29, REGS	200,000	234,759
9.75%, 6/15/30, 144A	220,000	374,937
6.40%, 1/20/40, 144A	100,000	156,958
6.40%, 1/20/40, REGS	100,000	156,958

(Cost $1,084,994)		1,164,002

Romania - 2.4%
Romanian Government International Bond
6.75%, 2/7/22, REGS	200,000	215,468
4.375%, 8/22/23, 144A	10,000	10,813
6.125%, 1/22/44, 144A	70,000	92,924
5.125%, 6/15/48, 144A	50,000	59,596
5.125%, 6/15/48, REGS	126,000	150,183

(Cost $511,555)		528,984

Russia - 2.3%
Russian Foreign Bond-Eurobond
4.375%, 3/21/29, 144A	200,000	230,343
5.25%, 6/23/47, REGS	200,000	272,568

(Cost $473,806)		502,911

Saudi Arabia - 4.5%
Saudi Government International Bond
3.25%, 10/26/26, REGS	250,000	271,135
4.375%, 4/16/29, REGS	200,000	235,249
4.50%, 4/17/30, REGS	200,000	239,195
4.50%, 10/26/46, REGS	200,000	242,696

(Cost $941,032)		988,275

Senegal - 1.0%
Senegal Government International Bond
6.25%, 7/30/24, REGS
(Cost $200,973)	200,000	211,562

Slovak Republic - 1.0%
Slovakia Government International Bond
4.375%, 5/21/22, REGS
(Cost $210,280)	200,000	214,114

South Africa - 2.6%
Republic of South Africa Government International Bond
4.30%, 10/12/28	200,000	192,436
5.65%, 9/27/47	200,000	180,350
6.30%, 6/22/48	200,000	193,982

(Cost $560,501)		566,768

Sri Lanka - 1.5%
Sri Lanka Government International Bond
7.85%, 3/14/29, 144A	200,000	168,000
7.55%, 3/28/30, REGS	200,000	166,000

(Cost $311,056)		334,000

Turkey - 2.4%
Turkey Government International Bond
7.375%, 2/5/25	55,000	57,320
4.875%, 10/9/26	200,000	184,893
11.875%, 1/15/30	140,000	186,602
6.875%, 3/17/36	100,000	96,850

(Cost $541,127)		525,665

Ukraine - 1.4%
Ukraine Government International Bond
7.75%, 9/1/25, 144A	100,000	105,856
7.75%, 9/1/26, 144A	100,000	105,902
7.75%, 9/1/27, REGS	100,000	105,750

(Cost $304,835)		317,508

United Arab Emirates - 3.1%
Abu Dhabi Government International Bond
2.50%, 9/30/29, REGS	400,000	429,984
3.875%, 4/16/50, REGS	200,000	244,421

(Cost $652,766)		674,405

Uruguay - 5.1%
Uruguay Government International Bond
4.375%, 1/23/31	400,000	480,130
7.625%, 3/21/36	30,000	47,484
5.10%, 6/18/50	390,000	538,904
4.975%, 4/20/55	50,000	68,715

(Cost $1,006,266)		1,135,233

TOTAL SOVEREIGN BONDS (Cost $20,078,658)		21,369,814

	Number of Shares
CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.06%(a)
(Cost $86,687)	86,687	86,687

TOTAL INVESTMENTS - 97.2% (Cost $20,165,345)		$21,456,501
Other assets and liabilities, net - 2.8%		623,741

NET ASSETS - 100.0%		$22,080,242

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(a)(b)
—	0(c)	—	—	—	7	—	—	—
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.06%(a)
127,325	629,084	(669,722)	—	—	17	—	86,687	86,687

127,325	629,084	(669,722)	—	—	24	—	86,687	86,687

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds(d)	$—	$21,369,814	$—	$21,369,814
Short-Term Investments(d)	86,687	—	—	86,687

TOTAL	$86,687	$21,369,814	$—	$21,456,501

(d)	See Schedule of Investments for additional detailed categorizations.